Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

In the second quarter of 2015, the Company realigned its operating segments for financial reporting purposes into three reportable segments: Global Business Solutions, Global Financial Solutions, and Network & Security Solutions. Following the realignment, the Company retroactively adjusted all segment related disclosures included within the notes to the unaudited consolidated financial statements.

On June 2, 2015, the Company terminated and replaced its $1.0 billion senior secured revolving credit facility maturing September 24, 2016 with a new $1.25 billion senior secured revolving credit facility maturing on June 2, 2020.

On June 9, 2015, the Company acquired Transaction Wireless, Inc. (TWI), a provider of digital stored value products that offer gift card programs, loyalty incentives, and integrated marketing solutions for retailers, partners, and consumers. The purchase price was approximately $62 million in cash and $3 million in contingent equity consideration. The acquisition will be reported as part of the Network & Security Solutions segment.

On July 10, 2015, the Company entered into an agreement to its senior secured credit facilities providing for incremental term loans of $725 million and €250 million, the proceeds of which will be used to redeem $955 million of the Company's 7.375% senior secured first lien notes due 2019.

Subsequent Events

In the second quarter of 2015, the Company realigned its operating segments for financial reporting purposes into three reportable segments: Global Business Solutions, Global Financial Solutions, and Network & Security Solutions. Following the realignment, the Company retroactively adjusted all segment related disclosures included within the notes to the consolidated financial statements.

On June 2, 2015, the Company terminated and replaced its $1.0 billion senior secured revolving credit facility maturing September 24, 2016 with a new $1.25 billion senior secured revolving credit facility maturing on June 2, 2020.

On June 9, 2015, the Company acquired Transaction Wireless, Inc. (TWI), a provider of digital stored value products that offer gift card programs, loyalty incentives, and integrated marketing solutions for retailers, partners, and consumers. The purchase price was approximately $62 million in cash and $3 million in contingent equity consideration. The acquisition will be reported as part of the Network & Security Solutions segment.

On July 10, 2015, the Company entered into an agreement to its senior secured credit facilities providing for incremental term loans of $725 million and €250 million, the proceeds of which will be used to redeem $955 million of the Company's 7.375% senior secured first lien notes due 2019.